Financial Items	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Items
9)	FINANCIAL ITEMS
9.1) FINANCIAL EXPENSE
Consolidated financial expense in 2021, 2020 and 2019 includes $67, $74 and $77 of interest expense from financial obligations related to lease contracts (notes 16.2 and 18.2).

9.2) FINANCIAL INCOME AND OTHER ITEMS, NET
The detail of financial income and other items, net in 2021, 2020 and 2019 was as follows:

	2021	2020	2019

Effects of amortized cost on assets and liabilities and others, net 1	$(28)	(89)	(20)
Net interest cost of pension liabilities (note 20)	(31)	(33)	(39)
Results from financial instruments, net (notes 15.2 and 18.4)	(6)	(17)	(1)
Foreign exchange results	(37)	(3)	(23)
Financial income	22	20	18
Others	2	4	—

	$(78)	(118)	(65)

1	The increase in 2020 is mainly a result of the decrease in the discount rates in the United Kingdom utilized by the Company to determine its environmental remediation liabilities.